Note 7 - Property and Equipment - Components of Property and Equipment (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Statement Line Items [Line Items]
Balance, property and equipment		$ 947,107	$ 9,364,210	$ 947,107
Reclassification, property and equipment	$ 35,000	35,000
Balance, property and equipment			8,278,170	9,364,210		$ 947,107
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, property and equipment		1,497,866	11,319,874	1,497,866		1,333,480
Additions, property and equipment			969,797	10,013,083	[1]	164,386
Reallocations, property and equipment				(98,522)
Disposals, property and equipment				(92,553)
Reclassification, property and equipment
Effect of changes in foreign exchange rates, property and equipment			128,126
Balance, property and equipment			12,417,797	11,319,874		1,497,866
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, property and equipment		550,759	1,955,664	550,759		274,620
Disposals, property and equipment				(43,620)
Depreciation for the year, property and equipment			2,183,963	1,448,525		276,139
Balance, property and equipment			4,139,627	1,955,664		550,759
Equipment not ready for use [member]
Statement Line Items [Line Items]
Balance, property and equipment			602,830
Balance, property and equipment			581,074	602,830
Equipment not ready for use [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, property and equipment			602,830			3,152
Additions, property and equipment			806,182	602,830	[1]	7,024
Reallocations, property and equipment						(10,176)
Disposals, property and equipment
Reclassification, property and equipment			(874,371)
Effect of changes in foreign exchange rates, property and equipment			46,433
Balance, property and equipment			581,074	602,830
Equipment not ready for use [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, property and equipment
Disposals, property and equipment
Depreciation for the year, property and equipment
Balance, property and equipment
Leasehold improvements [member]
Statement Line Items [Line Items]
Balance, property and equipment		12,968	584,153	12,968
Balance, property and equipment			450,654	584,153		12,968
Leasehold improvements [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, property and equipment		16,072	667,342	16,072
Additions, property and equipment				667,342	[1]	5,896
Reallocations, property and equipment						10,176
Disposals, property and equipment				(16,072)
Reclassification, property and equipment
Effect of changes in foreign exchange rates, property and equipment
Balance, property and equipment			667,342	667,342		16,072
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, property and equipment		3,104	83,189	3,104
Disposals, property and equipment				(3,104)
Depreciation for the year, property and equipment			133,499	83,189		3,104
Balance, property and equipment			216,688	83,189		3,104
Machinery and equipment [member]
Statement Line Items [Line Items]
Balance, property and equipment		876,905	7,926,577	876,905
Additions, property and equipment				217,722
Disposals, property and equipment				64,747
Balance, property and equipment			7,129,686	7,926,577		876,905
Machinery and equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, property and equipment		1,400,103	9,734,885	1,400,103		1,273,922
Additions, property and equipment			113,433	8,498,051	[1]	126,181
Reallocations, property and equipment				(98,522)
Disposals, property and equipment				(64,747)
Reclassification, property and equipment			874,371
Effect of changes in foreign exchange rates, property and equipment			72,779
Balance, property and equipment			10,795,468	9,734,885		1,400,103
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, property and equipment		523,198	1,808,308	523,198		265,008
Disposals, property and equipment				(34,940)
Depreciation for the year, property and equipment			1,857,474	1,320,050		258,190
Balance, property and equipment			3,665,782	1,808,308		523,198
Office equipment [member]
Statement Line Items [Line Items]
Balance, property and equipment		57,234	250,650	57,234
Balance, property and equipment			116,756	250,650		57,234
Office equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, property and equipment		81,691	314,817	81,691		56,406
Additions, property and equipment			50,182	244,860	[1]	25,285
Reallocations, property and equipment
Disposals, property and equipment				(11,734)
Reclassification, property and equipment
Effect of changes in foreign exchange rates, property and equipment			8,914
Balance, property and equipment			373,913	314,817		81,691
Office equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, property and equipment		$ 24,457	64,167	24,457		9,612
Disposals, property and equipment				(5,576)
Depreciation for the year, property and equipment			192,990	45,286		14,845
Balance, property and equipment			$ 257,157	$ 64,167		$ 24,457

[1]	During 2016, the Company (a) reduced its operations in Toronto and disposed of $27,806 of its property and equipment for proceeds of $2,195 and recorded a loss on the disposal of property and equipment of $16,931. The Company disposed of an additional $64,747 of machinery and equipment at a loss of $29,807 (b) added $217,722 of new equipment, however, only $119,200 was purchased during the year, $98,522 was purchased in 2015 but was classified as a prepaid deposit as it was not placed in use at December 31, 2015 (c) through the acquisition of DenseLight and BB Photonics, the Company acquired $8,706,029 of leaseholds improvements, machinery and office equipment (d) purchased an additional $1,089,332 of machinery and office equipment at DenseLight, $602,830 of which has not yet been placed into service.